Long-term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

	2015	2014
Generation Group
$350,000 revolving credit facility, interest rate is equal to bankers’ acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.45%, maturing July 31, 2019.	$27,300	$23,400
Algonquin Power Co.: Senior Unsecured Notes: $200,000 bearing an interest rate of 4.65%, maturing February 15, 2022; $150,000 bearing an interest rate of 4.82%, maturing February 15, 2021; $135,000 bearing an interest rate of 5.50%, maturing July 25, 2018. The notes have interest only payments, payable semi-annually in arrears.	481,991	481,438
Shady Oaks Wind Facility: Senior Debt: U.S.$76,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points. This facility was repaid in May 2015.	—	88,168
Long Sault Hydro Facility: Senior Debt: $34,760 bonds bearing an interest rate of 10.21%, maturing December 31, 2027. The bonds have interest and principal payments, payable monthly in arrears.	34,760	35,997
Chuteford Hydro Facility: Senior Debt: $2,587 bonds bearing an interest rate of 11.55%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	2,587	3,022
Distribution Group
U.S.$200,000 revolving credit facility, interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	—	23,898
Liberty Utilities Co.:
Senior Unsecured Notes:
U.S.$ 50,000, bearing an interest rate of 3.51%, maturing July 31, 2017;
U.S.$ 25,000, bearing an interest rate of 3.23%, maturing July 31, 2020;
U.S.$115,000, bearing an interest rate of 4.49%, maturing August 1, 2022;
U.S.$ 15,000, bearing an interest rate of 4.14%, maturing March 13, 2023;
U.S.$ 75,000, bearing an interest rate of 3.86%, maturing July 31, 2023;
U.S.$ 60,000, bearing an interest rate of 4.89%, maturing July 30, 2027;
U.S.$ 25,000, bearing an interest rate of 4.26%, maturing July 31, 2028; U.S.$ 90,000, bearing an interest rate of 4.13%, maturing April 30, 2045; U.S.$ 70,000, bearing an interest rate of 4.13%, maturing July 15, 2045.
The notes have interest only payments, payable semi-annually.
	721,581	419,876

	2015	2014
Calpeco Electric System: Senior Unsecured Notes: U.S.$45,000 bearing an interest rate of 5.19%, maturing December 29, 2020; U.S.$25,000 bearing an interest rate of 5.59%, maturing December 29, 2025. The notes have interest only payments, payable semi-annually in arrears.	96,015	80,368
Liberty Water Co: Senior Unsecured Notes: U.S.$50,000 bearing an interest rate of 5.60% $5,000 matures annually beginning June 20, 2016; $25,000 maturing December 22, 2020. The note bears interest payments semi-annually in arrears.	68,488	57,301
New England Gas System: First Mortgage Bonds: U.S.$6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S.$7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S.$6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The notes have interest only payments, payable semi-annually in arrears.	32,130	27,288
Granite State Electric System: Senior Unsecured Notes: U.S.$5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S.$5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; U.S.$5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	20,730	17,373
LPSCo Water System: 1999 and 2001 IDA bonds bearing interest rates of 5.85% and 6.71%. This facility was repaid in October 2015.	—	12,441
Bella Vista Water System: U.S.$877 Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10%, and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,213	1,149
	$1,486,795	$1,271,719
Less: current portion	(8,945)	(9,130)
	$1,477,850	$1,262,589

9.	Long-term debt (continued)
Certain long-term debt issued at a subsidiary level relating to a specific operating facility is secured by the respective facility with no other recourse to the Company. The loans have certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Effective January 1, 2015, the Company applied ASU 2015-03 (note 2(a)) retrospectively to all prior periods presented in the financial statements. As a result, deferred financing costs of $8,304 as of December 31, 2014 that were previously presented as other assets on the consolidated balance sheets have been reclassified as a deduction from the carrying amount of the related long-term debt in the table above.
Generation Group
On October 30, 2015, the Generation Group entered into a new extendible one-year letter of credit facility agreement.  The new facility expands the group’s available liquidity by providing for issuances of letters of credit up to a maximum of $50,000 and U.S.$30,000.  If the facility is not extended at maturity, cash collateral equal to letters of credit outstanding at that date would be posted by the Company.
On May 12, 2015, the U.S.$76,000 senior debt for the Shady Oaks Wind Facility was repaid.
On December 31, 2014, the U.S.$19,200 senior debt for the Sanger thermal facility was repaid.
On July 31, 2014, the Company increased the credit available under the senior unsecured revolving credit facility to $350,000 from $200,000. The larger revolving credit facility will be used to provide additional liquidity in support of the Generation Group’s development portfolio to be completed over the next three years. The maturity of the revolving credit facility has been extended to July 31, 2018. On May 27, 2015, the Generation Group extended the maturity of its senior unsecured revolving credit facility one year to July 31, 2019 with all other terms remaining the same.
On January 17, 2014, the Company issued $200,000 senior unsecured debentures bearing interest at 4.65% and with a maturity date of February 15, 2022. The debentures were sold at a price of $99.864 per $100.00 principal amount. Interest payments are payable on February 15 and August 15 each year, commencing on February 15, 2014. The Company incurred deferred financing costs of $1,568, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Concurrent with the offering, the Company entered into a cross currency swap, coterminous with the debentures, to economically convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed for fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Company’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, an economic hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment (note 24(b)(iii)).
Distribution Group
On October 1, 2015, the U.S.$9,800 LPSCo Water System IDA bonds were fully repaid.
On April 30, 2015, the Distribution Group issued U.S.$160,000 of senior unsecured 30-year notes bearing a coupon of 4.13% via a private placement in the U.S. The proceeds of the financing will be used in connection with the acquisition of the Park Water System and for general corporate purposes. The funds were drawn in two tranches: U.S.$90,000 was drawn on closing and U.S.$70,000 was drawn on July 15, 2015.

9.	Long-term debt (continued)
Corporate
APUC has a senior unsecured revolving credit of U.S.$65,000. subsequent to year end the maturity date of the facility was extended by one year to November 19, 2017. As of December 31, 2015 and 2014, no amounts were outstanding under this revolving credit facility.
Subsequent to year-end, on February 9, 2016, in connection with the acquisition of Empire (note 3 (a)), the Company obtained $2,200,000 (U.S.$1,600,000) in bridge financing commitments from a syndicate of banks. The non-revolving term credit facilities are comprised of a U.S.$1,065,000 debt bridge facility, repayable in full on the first anniversary following its advance, and a U.S.$535,000 equity bridge facility repayable in full on the first anniversary following its advance. On March 1, 2016, upon issuing the Debentures (including the overallotment) (note 25) and receiving the First Instalment, the Company reduced its bridge commitments by $359,950.
Subsequent to year-end, on January, 4, 2016, a subsidiary of APUC entered into a U.S.$235,000 term credit facility with two U.S. banks. The term credit facility is available for acquisitions and general corporate purposes and matures on July 5, 2017.
As of December 31, 2015, the Company had accrued $25,161 in interest expense (2014 - $18,770). Interest expense on the long-term debt in 2015 was $72,213 (2014 - $64,218).
Principal payments due in the next five years and thereafter are as follows:

	2016	2017	2018	2019	2020	Thereafter	Total
Generation Group	$1,816	$2,045	$137,272	$30,152	$2,641	$375,415	$549,341
Distribution Group	7,129	76,358	7,135	7,149	147,640	701,371	946,782
Total	$8,945	$78,403	$144,407	$37,301	$150,281	$1,076,786	$1,496,123